Lines of credit (Details Narrative) - K W C [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Line of Credit Facility [Line Items]
Borrowing limit	$ 4,700,000
Accured interest	$ 1,495,000
Interest rate	8.00%